Satellites, Property and Other Equipment	3 Months Ended
Mar. 31, 2026
Satellites, Property and Other Equipment [Abstract]
SATELLITES, PROPERTY AND OTHER EQUIPMENT

9. SATELLITES, PROPERTY AND OTHER EQUIPMENT

For the three months ended March 31, 2026, the Company had additions of $152.6 million (March 31, 2025 — $178.5 million) primarily related to acquisitions associated with the LEO program.